Convertible debentures (Details Narrative) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands				12 Months Ended
	Dec. 10, 2020	May 27, 2020	Jun. 06, 2017	Dec. 31, 2020	Dec. 31, 2019	Jan. 11, 2021
Convertible Debentures [Line Items]
Convertible debentures principal amount		$ 12,621	$ 15,000
Convertible debentures, maturity date		May 31, 2022	May 31, 2020
Accumulated Depreciation		45.00%
Conversion price per share		$ 2.75
Percentage of former conversion price		115.00%
Convertible debentures, terms of conversion feature		At any time that the 20-day VWAP of the common shares on the TSX exceeds $3.4375 per share, representing 125% of the Conversion Price, the Company may convert the convertible debentures in whole or in part, including any accrued interest, to common shares at the Conversion Price of $2.75 per common share. This trigger price was changed from 115% of the former conversion price to 125% of the new Conversion Price as a result of the Amendments. Additionally, the convertible debentures are convertible, at the option of the holder, in whole or in part, into common shares of the Company at any time before the maturity date at the Conversion Price of $2.75 per share.
Description for the payment of convertible debentures		Upon maturity the convertible debentures are payable, at the Company’s option, either i) in common shares of the Company issued at a price equal to the 20-day VWAP of the common shares on the TSX ending on the fifth day prior to the maturity date, or ii) in cash.
Convertible debentures principal amount		$ 12,621	$ 15,000
Transaction costs		$ 796		$ 796	$ 1,318
Unamortized discount and transaction costs	$ 927
Interest expense related to previous debt and replaced convertible debenture				$ 1,219	$ 1,274
Debt conversion converted instrument shares issued				1,431,982	58,200
Debt conversion converted amount				$ 3,938	$ 291
Shares issued in lieu of interest payable				723,025	308,502
Debt conversion interest payable				$ 1,230
Ordinary share transactions [Member]
Convertible Debentures [Line Items]
Conversion price per share						$ 2.75
TSX [Member]
Convertible Debentures [Line Items]
Percentage of new conversion price		125.00%
Top of range [member]
Convertible Debentures [Line Items]
Conversion price per share		$ 5.00
Bottom of range [member]
Convertible Debentures [Line Items]
Conversion price per share		2.75
Bottom of range [member] | TSX [Member]
Convertible Debentures [Line Items]
Conversion price per share		$ 3.4375